Statement of Additional Information (SAI) Supplement
American Century Mutual Funds, Inc.
SAI dated March 1, 2025

American Century Government Income Trust
SAI dated August 1, 2024

American Century Investment Trust
SAI dated August 1, 2024

Supplement dated May 31, 2025

Robert V. Gahagan, Senior Vice President and Senior Portfolio Manager, has announced his plans to retire. As a result, he will no longer serve as a portfolio manager for the funds effective December 31, 2025.

The following entry is added for Stephen Bartolini in the Accounts Managed table on pages 42-43 of the American Century Mutual Funds, Inc. SAI:

Accounts Managed
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments- subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts including incubation strategies and corporate money)
Stephen Bartolini[1]	Number of Accounts	14	0	2
	Assets	$20.3 billion(2)	$0	$517.5 million
1 Information provided as of May 27, 2025.
2 Includes $873.0 million in Balanced.

The following entry for Stephen Bartolini is added in the Ownership of Securities table on pages 45-46 of the American Century Mutual Funds, Inc. SAI:

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
Balanced
Stephen Bartolini[1]	A
Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.
1 Information provided as of May 27, 2025.

The following entry is added for Stephen Bartolini in the Accounts Managed table on page 39 of the American Century Government Income Trust SAI:

Accounts Managed
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments- subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts including incubation strategies and corporate money)
Stephen Bartolini[1]	Number of Accounts	14	0	2
	Assets	$20.3 billion(2)	$0	$517.5 million
1 Information provided as of May 27, 2025.
2 Includes $582.6 million in Government Bond; and $2.3 billion in Inflation-Adjusted Bond; and $204.3 million in Short-Term Government.

The following entry for Stephen Bartolini is added in the Ownership of Securities table on page 41 of the American Century Government Income Trust SAI:

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
Government Bond
Stephen Bartolini[1]	A
Short-Term Government
Stephen Bartolini[1]	A
Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.
1 Information provided as of May 27, 2025.

The following entry is added for Stephen Bartolini in the Accounts Managed table on page 49 of the American Century Investment Trust SAI:

Accounts Managed
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments- subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts including incubation strategies and corporate money)
Stephen Bartolini[1]	Number of Accounts	14	0	2
	Assets	$20.3 billion(2)	$0	$517.5 million
1 Information provided as of May 27, 2025.
2 Includes $414.4 million in Core Plus; $5.3 billion in Diversified Bond; $1.1 billion in Short Duration; and $1.5 billion in Short Duration Inflation Protection Bond.

The following entry for Stephen Bartolini is added in the Ownership of Securities table on pages 51-52 of the American Century Investment Trust SAI:

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
Core Plus
Stephen Bartolini[1]	D
Diversified Bond
Stephen Bartolini[1]	D
Short Duration
Stephen Bartolini[1]	A
Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.
1 Information provided as of May 27, 2025.

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